RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL

	(in thousands)
Payments to key management personnel	Three months ended September 30		Nine months ended September 30
	2025	2024	2025	2024
Salaries, consulting and directors’ fees	$571,715	$391,774	$1,401,515	$1,175,421
Share-based payments	-	41,069	-	194,308
Total	$571,715	$432,843	$1,401,515	$1,369,729

SCHEDULE OF CLASSIFIED WITHIN PROFIT AND LOSS

Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	Three months ended September 30		Nine months ended September 30
		2025	2024	2025	2024
Selling and marketing expenses	VP Technology/VP Sales International	66	36	194	297
General and administrative expense	Companies controlled by the CEO, CFO and Directors	506	$356	1,208	878